Columbia Marsico Flexible Capital Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Marsico Flexible Capital Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Marsico Flexible Capital Fund Class R5
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Marsico Flexible Capital Fund Class R5
Management fees		0.89%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.23%
Total annual fund operating expenses		1.12%
Less: Fee waiver/expense reimbursement	[2]	(0.18%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.94%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.94% for Class R5.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
         you invest $10,000 in class R5 shares of the Fund for the periods indicated, your investment has a 5% return each year, and
         the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Marsico Flexible Capital Fund Class R5	96	338	600	1,352

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Columbia Marsico Flexible Capital Fund Class R5	96	338	600	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 146% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund invests in equity securities and other investments that are selected primarily for their long-term growth potential. The Fund may also invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called "high yield securities" or "junk bonds"). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

In selecting investments for the Fund, Marsico Capital Management, LLC (Marsico Capital or the Subadviser) uses an approach that combines "top-down" macro-economic analysis with "bottom-up" securities selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. Through this "top-down" analysis, Marsico Capital seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico Capital has observed. Marsico Capital then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In evaluating investment opportunities, Marsico Capital may consider whether a particular security or other investment potentially offers current income, and in selecting fixed income and variable income securities, Marsico Capital will also focus on the potential for growth of capital. The Fund is not required to seek current income or to maintain any portion of its total assets in fixed or variable income securities.

The Fund's holdings may include, without limitation, securities or other investments of established companies, less mature companies, companies that may, in Marsico Capital's view, be experiencing a significant positive transformation or a favorable catalyst impacting their potential growth, securities or other investments that may be underappreciated by other investors, or that are believed to be trading at compelling valuations in light of their potential growth.

Marsico Capital may use derivatives, such as options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund's portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Options. The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns (a "covered call") and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, counterparty credit risk, hedging risk and leverage risk.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

High-Yield Securities Risk. The Fund's investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R5 shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. The returns shown for all periods are the returns of Class A shares of the Fund (which are not offered in this prospectus), which have been outstanding as long as any other class of the Fund.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's Class A share performance for the periods shown with those of a broad measure of market performance. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 8.34% (quarter ended December 31, 2011).
  Lowest return for a calendar quarter was –14.03% (quarter ended September 30, 2011).
  Class A year-to-date return was 21.86% at September 30, 2012.

Average Annual Total Returns After Applicable Sales Charges (unless otherwise noted) (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Marsico Flexible Capital Fund	Share Class Inception Date	1 year	Life of Fund
Class A	Sep. 28, 2010	(10.42%)	3.34%
Class A shares returns after taxes on distributions	Sep. 28, 2010	(10.47%)	3.19%
Class A shares returns after taxes on distributions and redemption of fund shares	Sep. 28, 2010	(6.71%)	2.78%
Class A shares returns before taxes (without sales charges)	Sep. 28, 2010	(4.94%)	8.32%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	9.79%